SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Allocation of net loss	$ (998,238)	$ 462,567
Allocation of net income (loss)	$ (998,238)	$ 462,567	$ 181,695	$ 1,111,964
Common Class A [Member]
Allocation of net loss			$ (62,717)	$ (860,883)
Basic and diluted weighted average common shares	14,560,700	19,999,880	2,550,320	19,999,880
Basic and diluted net income (loss) per ordinary share	$ 0.05	$ (0.02)	$ (0.02)	$ (0.04)
Common Class A [Member] | Common Stock [Member]
Allocation of net loss
Basic and diluted weighted average common shares	14,560,700	19,999,880
Basic and diluted net income (loss) per ordinary share	$ 0.05	$ (0.02)
Allocation of net income (loss)	$ 712,719	$ (358,119)
Common Class B [Member]
Allocation of net loss			$ (118,978)	$ (251,081)
Basic and diluted weighted average common shares	5,833,083	5,833,083	4,838,142	5,833,083
Basic and diluted net income (loss) per ordinary share	$ 0.05	$ (0.02)	$ (0.02)	$ (0.04)
Common Class B [Member] | Common Stock [Member]
Allocation of net loss
Basic and diluted weighted average common shares	5,833,083	5,833,083
Basic and diluted net income (loss) per ordinary share	$ 0.05	$ (0.02)
Allocation of net income (loss)	$ 285,519	$ (104,448)